UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Core Fixed Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 29.4%
Consumer Discretionary 2.2%
CCO Safari II LLC:
144A, 3.579%, 7/23/2020	250,000	250,738
144A, 4.908%, 7/23/2025	150,000	150,332
144A, 6.484%, 10/23/2045	150,000	155,244
CVS Health Corp., 5.125%, 7/20/2045	325,000	344,344
DIRECTV Holdings LLC:
3.8%, 3/15/2022	550,000	550,966
3.95%, 1/15/2025 (a)	235,000	231,324
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	320,000	316,320
4.0%, 1/15/2025	420,000	403,932
McDonald's Corp., 4.6%, 5/26/2045	330,000	325,546
The Gap, Inc., 5.95%, 4/12/2021	790,000	887,191
Time Warner Cable, Inc., 7.3%, 7/1/2038	300,000	327,387
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044	330,000	309,184
		4,252,508
Consumer Staples 1.3%
Altria Group, Inc.:
4.25%, 8/9/2042	250,000	227,986
10.2%, 2/6/2039	261,000	436,872
BAT International Finance PLC, 144A, 3.95%, 6/15/2025	430,000	438,797
Imperial Tobacco Finance PLC, 144A, 4.25%, 7/21/2025	310,000	309,617
Kraft Heinz Foods Co.:
144A, 3.95%, 7/15/2025	350,000	354,737
144A, 5.2%, 7/15/2045	140,000	146,925
Reynolds American, Inc.:
4.45%, 6/12/2025 (a)	210,000	215,675
4.75%, 11/1/2042	325,000	302,424
5.85%, 8/15/2045	120,000	129,031
		2,562,064
Energy 4.7%
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039 (a)	375,000	308,880
Energy Transfer Partners LP:
4.65%, 6/1/2021	700,000	717,646
4.75%, 1/15/2026	750,000	733,094
Ensco PLC:
4.7%, 3/15/2021	390,000	383,252
5.75%, 10/1/2044	190,000	165,393
Freeport-McMoran Oil & Gas LLC, 6.875%, 2/15/2023	520,000	509,600
Kinder Morgan Energy Partners LP, 6.375%, 3/1/2041	60,000	59,437
Kinder Morgan, Inc., 3.05%, 12/1/2019	275,000	272,719
Noble Holding International Ltd., 4.0%, 3/16/2018	110,000	109,832
ONEOK Partners LP, 4.9%, 3/15/2025 (a)	550,000	538,368
Petrobras Global Finance BV, 3.5%, 2/6/2017	2,000,000	1,960,740
Petroleos Mexicanos, 3.5%, 1/30/2023	550,000	521,747
Petronas Global Sukuk Ltd., 144A, 2.707%, 3/18/2020	750,000	745,867
Rowan Companies, Inc., 5.85%, 1/15/2044	260,000	214,268
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044	250,000	226,810
Transocean, Inc., 4.3%, 10/15/2022 (a)	750,000	544,687
Williams Partners LP:
3.6%, 3/15/2022	500,000	482,451
4.0%, 9/15/2025 (a)	750,000	696,551
		9,191,342
Financials 14.5%
AEGON Funding Co., LLC, 5.75%, 12/15/2020	420,000	476,410
ANZ New Zealand International Ltd., 144A, 1.75%, 3/29/2018	335,000	335,295
Apollo Investment Corp., 5.25%, 3/3/2025	450,000	445,866
Ares Capital Corp., 3.875%, 1/15/2020 (a)	685,000	697,618
Bank of America Corp., 5.75%, 12/1/2017	1,000,000	1,086,313
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044	225,000	231,179
BNP Paribas SA, 2.375%, 5/21/2020	375,000	374,018
BPCE SA, 2.5%, 7/15/2019	375,000	378,808
Capital One NA, 2.95%, 7/23/2021	530,000	518,476
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024	485,000	482,156
(REIT), 5.25%, 12/1/2023	250,000	259,087
Citigroup, Inc., 4.05%, 7/30/2022	375,000	385,262
Compass Bank, 1.85%, 9/29/2017	500,000	500,051
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	325,000	313,813
FS Investment Corp., 4.75%, 5/15/2022	350,000	343,490
General Electric Capital Corp., Series A, 6.875%, 1/10/2039	250,000	341,139
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	610,000	623,519
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2019	173,023	171,293
Healthcare Trust of America Holdings LP, (REIT), 3.375%, 7/15/2021	500,000	502,632
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022 (a)	500,000	521,079
HSBC Finance Corp., 5.5%, 1/19/2016	500,000	510,483
HSBC Holdings PLC:
5.625%, 12/29/2049	410,000	410,000
6.375%, 12/29/2049	610,000	612,745
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019	310,000	313,881
ING Bank NV, 144A, 2.45%, 3/16/2020	475,000	476,664
Intesa Sanpaolo SpA, 3.875%, 1/15/2019	700,000	724,938
Jefferies Group LLC:
5.125%, 4/13/2018	500,000	528,798
6.5%, 1/20/2043	125,000	125,186
JPMorgan Chase & Co., 6.4%, 5/15/2038	125,000	157,664
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044	125,000	122,869
Legg Mason, Inc., 5.625%, 1/15/2044	250,000	264,448
Lloyds Bank PLC, 2.4%, 3/17/2020	750,000	750,729
Loews Corp., 4.125%, 5/15/2043	250,000	228,360
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020	625,000	704,161
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065	160,000	145,311
Mizuho Bank Ltd., 144A, 2.65%, 9/25/2019	575,000	580,900
Morgan Stanley:
1.75%, 2/25/2016	700,000	703,230
4.0%, 7/23/2025 (a)	270,000	275,291
Series F, 5.625%, 9/23/2019	1,410,000	1,579,727
Murray Street Investment Trust I, 4.647%, 3/9/2017	750,000	785,386
Nationwide Building Society, 144A, 3.9%, 7/21/2025	231,000	233,218
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044 (a)	250,000	252,782
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024	500,000	515,126
Prologis International Funding II SA, 144A, 4.875%, 2/15/2020	750,000	802,008
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,300,000	1,309,361
Regions Bank, 2.25%, 9/14/2018	485,000	485,307
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017	500,000	498,382
Royal Bank of Scotland PLC, 4.375%, 3/16/2016	750,000	764,947
Santander Bank NA, 2.0%, 1/12/2018	500,000	499,657
Santander Holdings U.S.A., Inc., 4.5%, 7/17/2025	290,000	293,960
Scentre Group Trust 1:
144A, (REIT), 2.375%, 11/5/2019	365,000	364,828
144A, (REIT), 3.5%, 2/12/2025	450,000	440,502
Select Income REIT, (REIT), 4.15%, 2/1/2022	470,000	464,794
Societe Generale SA, 144A, 6.0%, 10/27/2049 (a)	750,000	710,625
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	410,000	410,049
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	250,000	242,546
Trinity Acquisition PLC, 6.125%, 8/15/2043	200,000	217,693
UBS AG, 1.375%, 6/1/2017	340,000	339,133
Wells Fargo & Co., 3.0%, 2/19/2025	375,000	360,781
		28,193,974
Health Care 1.3%
AbbVie, Inc.:
3.6%, 5/14/2025	225,000	221,661
4.5%, 5/14/2035	155,000	150,835
4.7%, 5/14/2045	150,000	146,374
Actavis Funding SCS, 4.75%, 3/15/2045	280,000	264,006
Actavis, Inc., 3.25%, 10/1/2022	353,000	343,327
Aetna, Inc., 2.2%, 3/15/2019	375,000	373,614
Anthem, Inc., 3.3%, 1/15/2023	250,000	241,904
Baxalta, Inc.:
144A, 4.0%, 6/23/2025	180,000	178,241
144A, 5.25%, 6/23/2045	100,000	101,199
UnitedHealth Group, Inc.:
3.75%, 7/15/2025	300,000	305,732
4.75%, 7/15/2045	250,000	261,484
		2,588,377
Industrials 1.4%
Masco Corp., 6.125%, 10/3/2016	2,000,000	2,100,600
Molex Electronic Technologies LLC:
144A, 2.878%, 4/15/2020	335,000	330,873
144A, 3.9%, 4/15/2025	260,000	252,754
		2,684,227
Information Technology 1.6%
Alibaba Group Holding Ltd.:
144A, 2.5%, 11/28/2019	308,004	305,236
144A, 3.125%, 11/28/2021	114,000	111,978
144A, 3.6%, 11/28/2024	334,000	320,735
Autodesk, Inc., 3.125%, 6/15/2020	370,000	371,595
Hewlett-Packard Co., 6.0%, 9/15/2041	375,000	379,867
Intel Corp.:
3.7%, 7/29/2025	350,000	353,313
4.9%, 7/29/2045	165,000	169,472
KLA-Tencor Corp., 4.65%, 11/1/2024	250,000	247,421
Lam Research Corp., 2.75%, 3/15/2020	340,000	338,724
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034	470,000	460,351
		3,058,692
Materials 0.6%
Corporacion Nacional del Cobre de Chile, REG S, 7.5%, 1/15/2019	200,000	232,595
Freeport-McMoRan, Inc., 3.55%, 3/1/2022 (a)	500,000	419,375
Glencore Funding LLC, 144A, 4.125%, 5/30/2023	375,000	354,698
Goldcorp, Inc., 5.45%, 6/9/2044	250,000	224,938
		1,231,606
Telecommunication Services 1.3%
AT&T, Inc.:
2.45%, 6/30/2020	330,000	324,600
2.625%, 12/1/2022 (a)	500,000	472,229
3.4%, 5/15/2025	280,000	267,473
4.5%, 5/15/2035	220,000	203,558
Crown Castle Towers LLC, 144A, 3.222%, 5/15/2022	240,000	237,600
Verizon Communications, Inc.:
144A, 4.272%, 1/15/2036	750,000	679,792
144A, 4.672%, 3/15/2055	75,000	65,546
5.012%, 8/21/2054	223,000	206,133
6.55%, 9/15/2043	8,000	9,451
		2,466,382
Utilities 0.5%
American Transmission Systems, Inc., 144A, 5.0%, 9/1/2044	180,000	186,420
Electricite de France SA, 144A, 4.875%, 1/22/2044	250,000	265,188
Exelon Corp., 5.1%, 6/15/2045 (a)	270,000	278,310
Korea Hydro & Nuclear Power Co., Ltd., 144A, 2.375%, 10/28/2019	250,000	249,794
		979,712
Total Corporate Bonds (Cost $57,730,459)		57,208,884
Mortgage-Backed Securities Pass-Throughs 20.8%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 8/13/2045 (b)	7,697,426	8,020,270
4.5%, 12/1/2040	1,576,063	1,713,571
5.0%, 12/1/2040	320,826	355,757
5.5%, 6/1/2039	217,191	242,714
6.0%, 11/1/2038	687,609	791,266
7.5%, 2/1/2035	434,373	526,938
Federal National Mortgage Association:
3.0%, 12/1/2042	1,653,377	1,670,993
3.5%, with various maturities from 11/1/2042 until 8/13/2045 (b)	10,253,303	10,654,258
4.0%, 8/13/2045 (b)	4,000,000	4,255,312
4.5%, 11/1/2043	1,067,016	1,171,005
5.0%, with various maturities from 12/1/2039 until 11/1/2041	3,848,188	4,311,937
5.5%, with various maturities from 2/1/2031 until 2/1/2042	2,168,066	2,462,799
6.5%, with various maturities from 5/1/2023 until 4/1/2037	619,366	714,911
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042	1,688,875	1,725,923
4.5%, 7/15/2040	270,394	296,546
5.5%, 6/15/2038	250,218	286,025
6.5%, with various maturities from 12/15/2023 until 7/15/2039	1,116,042	1,300,250
Total Mortgage-Backed Securities Pass-Throughs (Cost $40,150,832)		40,500,475
Asset-Backed 7.1%
Automobile Receivables 1.2%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021	1,000,000	1,007,211
CPS Auto Receivables Trust, "D", Series 2012-A, 144A, 8.59%, 6/17/2019	12,209	12,232
SunTrust Auto Receivables Trust, "C", Series 2015-1A, 144A, 2.5%, 4/15/2021	1,200,000	1,201,404
		2,220,847
Miscellaneous 5.9%
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042	2,415,625	2,497,015
GoldenTree Loan Opportunities VI Ltd., "B", Series 2012-6A, 144A, 2.639% *, 4/17/2022	2,000,000	2,000,784
ING IM CLO Ltd.:
"A2", Series 2013-1A, 144A, 2.089% *, 4/15/2024	2,000,000	1,954,558
"A2", Series 2012-4A, 144A, 2.539% *, 10/15/2023	2,500,000	2,503,420
Magnetite CLO Ltd., "A2A", Series 2012-7A, 144A, 2.525% *, 1/15/2025	2,000,000	2,000,134
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055	263,039	262,594
SBA Tower Trust, "C", Series 2014-1A, 144A, 2.898%, 10/15/2044	330,000	330,491
		11,548,996
Total Asset-Backed (Cost $13,874,585)		13,769,843
Commercial Mortgage-Backed Securities 3.4%
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028	1,000,000	1,014,793
GS Mortgage Securities Trust, "A4", Series 2014-GC22, 3.587%, 6/10/2047	1,000,000	1,040,760
Hilton U.S.A. Trust, "CFX", Series 2013-HLT, 144A, 3.714%, 11/5/2030	2,000,000	2,013,540
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050	1,000,000	994,251
"A4", Series 2015-C27, 3.19%, 2/15/2048	1,670,000	1,664,962
Total Commercial Mortgage-Backed Securities (Cost $6,814,197)		6,728,306
Collateralized Mortgage Obligations 8.5%
Federal Home Loan Mortgage Corp.:
"PZ", Series 4094, 3.0%, 8/15/2042	1,272,329	1,186,855
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	705,455	49,653
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	276,970	16,507
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	215,737	7,782
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	1,545,086	275,783
"ZP", Series 4490, 4.0%, 7/15/2045	1,500,000	1,499,774
"UA", Series 4298, 4.0%, 2/15/2054	967,182	976,545
"6", Series 233, Interest Only, 4.5%, 8/15/2035	548,560	106,728
"MS", Series 3055, Interest Only, 6.413% **, 10/15/2035	2,181,148	433,036
"SP", Series 4047, Interest Only, 6.463% **, 12/15/2037	1,479,268	243,210
"SG", Series 3859, Interest Only, 6.513% **, 11/15/2039	2,835,920	270,835
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040	1,054,952	222,963
"PZ", Series 2010-129, 4.5%, 11/25/2040	1,823,703	1,912,147
"KZ", Series 2010-134, 4.5%, 12/25/2040	820,958	855,129
"SD", Series 2003-129, Interest Only, 6.81% **, 1/25/2024	2,083,866	294,817
"YI", Series 2008-36, Interest Only, 7.01% **, 7/25/2036	3,762,861	781,942
"SN", Series 2003-7, Interest Only, 7.56% **, 2/25/2033	2,988,473	670,237
"S", Series 2003-2, Interest Only, 7.56% **, 2/25/2033	2,032,162	455,804
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN4, 4.737% *, 10/25/2024	720,000	733,873
Government National Mortgage Association:
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	10,784,681	1,213,320
"GC", Series 2010-101, 4.0%, 8/20/2040	1,000,000	1,084,172
"ME", Series 2014-4, 4.0%, 1/16/2044	1,000,000	1,078,610
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	785,794	126,343
"AI", Series 2009-125, Interest Only, 4.5%, 3/20/2035	654,189	9,330
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	971,310	196,888
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	710,781	125,347
"PZ", Series 2010-106, 4.75%, 8/20/2040	863,377	896,475
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	1,325,140	166,278
"SB", Series 2014-81, 15.654% *, 6/20/2044	159,029	209,413
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 2.491% *, 11/25/2033	445,128	444,175
Total Collateralized Mortgage Obligations (Cost $16,686,458)		16,543,971
Government & Agency Obligations 27.1%
U.S. Government Sponsored Agency 1.1%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,181,910
U.S. Treasury Obligations 26.0%
U.S. Treasury Bills:
0.06% ***, 8/13/2015 (c)	125,000	124,999
0.07% ***, 12/3/2015 (c)	955,000	954,749
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	579,922
2.5%, 2/15/2045	2,650,000	2,416,055
3.125%, 8/15/2044	1,837,000	1,904,883
3.5%, 2/15/2039	3,600,000	4,014,281
3.75%, 11/15/2043	10,225,000	11,904,937
U.S. Treasury Notes:
1.0%, 8/31/2016 (d)	2,500,000	2,516,602
1.0%, 9/30/2016	750,000	755,039
1.25%, 1/31/2020	295,000	292,327
1.625%, 12/31/2019	500,000	504,024
2.125%, 6/30/2022	1,750,000	1,771,602
2.125%, 5/15/2025	1,200,000	1,191,750
2.25%, 11/15/2024	6,460,000	6,491,796
2.75%, 11/15/2023	5,350,000	5,620,844
2.75%, 2/15/2024	9,150,000	9,596,062
		50,639,872

Total Government & Agency Obligations (Cost $50,513,473)		52,821,782
Municipal Bonds and Notes 1.7%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	2,314,385	2,380,113
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	974,640

Total Municipal Bonds and Notes (Cost $3,064,385)		3,354,753
	Shares	Value ($)
Securities Lending Collateral 2.7%
Daily Assets Fund Institutional, 0.18% (e) (f) (Cost $5,252,313)	5,252,313	5,252,313
Cash Equivalents 9.7%
Central Cash Management Fund, 0.10% (e) (Cost $18,855,736)	18,855,736	18,855,736
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $212,942,438) †	110.4	215,036,063
Other Assets and Liabilities, Net	(10.4)	(20,256,187)
Net Assets	100.0	194,779,876

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
**	These securities are shown at their current rate as of July 31, 2015.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $212,996,735. At July 31, 2015, net unrealized appreciation for all securities based on tax cost was $2,039,328. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,810,870 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,771,542.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $5,094,777, which is 2.6% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	9/21/2015	66	8,410,875	37,680

At July 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Ultra Long U.S. Treasury Bond	USD	9/21/2015	11	1,754,844	(53,991)

Currency Abbreviation
USD	United States Dollar
At July 31, 2015, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (g)
Put Options
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	5,800,000[1]	7/11/2016	109,040	(120,394)

(g)	Unrealized depreciation on written options on interest rate swap contracts at July 31, 2015 was $11,354.

At July 31, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
9/16/2015 9/16/2045	3,600,000	Fixed — 3.00%	Floating — 3-Month LIBOR	(190,970)	(52,413)
9/16/2015 9/16/2020	15,200,000	Floating — 3-Month LIBOR	Fixed — 1.500%	(178,648)	52,680
12/16/2015 9/17/2035	7,400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(266,930)	(111,594)
12/16/2015 9/16/2025	19,700,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(447,146)	(330,501)
12/16/2015 9/18/2045	5,900,000	Fixed — 2.998%	Floating — 3-Month LIBOR	(271,820)	(82,109)
12/16/2015 9/18/2017	28,300,000	Floating — 3-Month LIBOR	Fixed — 1.557%	235,281	269,934
12/16/2015 9/16/2020	9,600,000	Fixed — 2.214%	Floating — 3-Month LIBOR	(173,647)	(183,557)
Total net unrealized depreciation				(437,560)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2015 is 0.31%.
Counterparty:
1	Citigroup, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$57,208,884	$—	$57,208,884
Mortgage-Backed Securities Pass-Throughs	—	40,500,475	—	40,500,475
Asset-Backed	—	13,769,843	—	13,769,843
Commercial Mortgage-Backed Securities	—	6,728,306	—	6,728,306
Collateralized Mortgage Obligations	—	16,543,971	—	16,543,971
Government & Agency Obligations	—	52,821,782	—	52,821,782
Municipal Bonds and Notes	—	3,354,753	—	3,354,753
Short-Term Investments (h)	24,108,049	—	—	24,108,049
Derivatives (i)
Futures Contracts	37,680	—	—	37,680
Interest Rate Swap Contracts	—	322,614	—	322,614
Total	$24,145,729	$191,250,628	$—	$215,396,357
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(53,991)	$—	$—	$(53,991)
Written Options	—	(120,394)	—	(120,394)
Interest Rate Swap Contracts	—	(760,174)	—	(760,174)
Total	$(53,991)	$(880,568)	$—	$(934,559)

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(16,311)	$(437,560)	$(11,354)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Fixed Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015